Revenue recognition	12 Months Ended
Dec. 31, 2021
Revenue recognition
Revenue recognition

6. Revenue recognition

Management has determined that Nokia’s geographic areas depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. Nokia’s primary customer base consists of companies that operate on a country-specific or a regional basis. Although Nokia’s technology cycle is similar around the world, different countries and regions are inherently in a different stage of that cycle, often influenced by macroeconomic conditions specific to those countries and regions.

Each reportable segment, as described in Note 5, Segment information, consists of customers that operate in all geographic areas. No reportable segment has a specific revenue concentration in any geographic area other than Nokia Technologies, which is included within Europe.

Net sales to external customers by region(1)

EURm	2021	2020	2019
Asia Pacific	2 562	2 742	3 070
Europe	6 635	6 427	6 438
Greater China	1 545	1 510	1 970
India	1 039	954	1 359
Latin America	1 226	1 070	1 517
Middle East & Africa	1 915	1 981	1 977
North America	7 280	7 168	6 984
Total	22 202	21 852	23 315

(1)  Net sales to external customers by region are based on the location of the customer, except for Nokia Technologies IPR and licensing net sales which are allocated to Europe. In 2021, Nokia aligned the way it externally reports financial information on a regional basis with its internal reporting structure. As a result, India which was earlier presented as part of the Asia Pacific region is now presented as a separate region. In addition, certain countries are now presented as part of a different region. The comparative net sales to external customers by region for 2020 and 2019 have been recast accordingly.

Contract assets and contract liabilities

Contract asset balances decrease upon reclassification to trade receivables when Nokia’s right to payment becomes unconditional. Contract liability balances decrease when Nokia satisfies the related performance obligations and revenue is recognized. There were no material cumulative adjustments to revenue recognized arising from changes in transaction prices, changes in measures of progress or changes in estimated variable consideration.

During the year, Nokia recognized EUR 1.7 billion (EUR 2.1 billion in 2020) of revenue that was included in the current contract liability balance at the beginning of the period.

Order backlog

As of 31 December 2021, the aggregate amount of the transaction price allocated to partially or wholly unsatisfied performance obligations arising from fixed contractual commitments amounted to EUR 20.3 billion (EUR 16.6 billion in 2020), which included the amounts related to the completed contract disclosed below. Management has estimated that these unsatisfied performance obligations will be recognized as revenue as follows:

	2021	2020
Within 1 year	73%	68%
2-3 years	24%	31%
More than 3 years	3%	1%
Total	100%	100%

The estimated timing of the satisfaction of these performance obligations is subject to change owing to factors beyond Nokia’s control such as customer and network demand, market conditions and, in some cases, restrictions imposed by the weather or other factors impacting project logistics. Revenue recognized in the reporting period from performance obligations satisfied (or partially satisfied) in previous periods (for example, due to changes in transaction price) was not material.

Completed Contracts

In April 2014, Nokia entered into an agreement to license certain technology patents and patent applications owned by Nokia on the effective date of that agreement, on a non-exclusive basis, to a licensee, for a period of 10 years (the “License Agreement”). Contemporaneously and under the terms of the License Agreement, Nokia issued to the licensee an option to extend the technology patent license for the remaining life of the licensed patents. Nokia received all cash consideration due for the sale of the 10-year license and option upon closing of the License Agreement. Management has determined that, upon transition to IFRS 15, Revenue from Contracts with Customers, the License Agreement is a completed contract. As such, in accordance with the transition requirements of the standard, Nokia continues to apply its prior revenue accounting policies, based on IAS 18, Revenue, and related interpretations, to the License Agreement. Under those policies, Nokia is recognizing revenue over the term of the License Agreement.

As of 31 December 2021, the balance of deferred revenue related to the License Agreement of EUR 360 million (EUR 515 million in 2020), recognized in deferred revenue in the consolidated statement of financial position, is expected to be recognized as revenue through 2024.